EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2025	2024	2023
Net income	74,815	117,684	120,039

Weighted average number of ordinary shares	54,088,689	53,851,304	53,697,594
Share options	—	177,648	288,095
Weighted average number of shares, adjusted for dilution	54,088,689	54,028,952	53,985,689

Earnings per share
Basic	1.38	2.19	2.24
Diluted	1.38	2.18	2.22